AEA Valuebuilder Variable Annuity NEA Valuebuilder Variable Annuity NEA Valuebuilder Retirement Income Director Variable Annuity Security Benefit Advisor Variable Annuity	Issued by:	Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated August 1, 2007,
To Current Prospectus Dated May 1, 2007

Effective August 1, 2007, 6th Avenue Investment Management Company, LLC, has changed its name to Security Investors, LLC. All references in the table "Objectives for Underlying Funds" to 6th Avenue Investment Management Company, LLC, are hereby deleted and replaced with Security Investors, LLC.

Effective August 1, 2007, Security Global Investors, LLC, was appointed as the sub-advisor for Security Global Fund.

The table "Objectives for Underlying Funds" is revised by deleting the Security Global Fund row, and replacing it with the following row, effective August 1, 2007:

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
Security Global Fund	Class A	Long-term growth of capital	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001 (Investment Adviser) Security Global Investors, LLC Two Embarcadero Center, Suite 2350 San Francisco, CA 94111 (Sub-Adviser)

Please Retain This Supplement For Future Reference